Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER MONEY MARKET TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER U.S. GOVERNMENT MONEY MARKET FUND

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED
MAY 1, 2019

The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Fund summary":

INTEREST RATE AND MARKET RISK. General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. While the fund seeks to maintain a $1.00 share price, if the market prices of securities held by the fund fall, the value of your investment could decline. Market prices will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries and other events affecting global markets, such as the United Kingdom's exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illnesses or public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected.
Pioneer U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIONEER U.S. GOVERNMENT MONEY MARKET FUND

SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, EACH DATED
MAY 1, 2019

The following replaces the corresponding information under the heading "Principal Risks" in the section entitled "Fund summary":

INTEREST RATE AND MARKET RISK. General market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, lack of liquidity or other disruptions in the bond markets, the spread of infectious illness or other public health issues, adverse investor sentiment or other adverse market events and conditions could cause the value of your investment, or its yield, to decline. While the fund seeks to maintain a $1.00 share price, if the market prices of securities held by the fund fall, the value of your investment could decline. Market prices will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); global pandemics; measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests. Policy and legislative changes in the U.S. and in other countries and other events affecting global markets, such as the United Kingdom's exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illnesses or public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected.